Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jul. 28, 2011
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2012